Derivative financial instruments	12 Months Ended
Dec. 31, 2020
Derivative financial instruments
Derivative financial instruments
Note 6—Derivative financial instruments
The Company is exposed to certain currency,

commodity, interest rate and

equity risks arising from its global
operating, financing and investing activities. The Company

uses derivative instruments to reduce and manage the
economic impact of these exposures.
Currency risk
Due to the global nature of the Company’s

operations, many of its subsidiaries are exposed to currency risk in
their operating activities from entering into transactions

in currencies other than their functional currency.

To manage
such currency risks, the Company’s

policies require its subsidiaries to hedge their foreign currency exposures from
binding sales and purchase contracts denominated in foreign

currencies. For forecasted foreign currency denominated
sales of standard products and the related foreign currency

denominated purchases, the Company’s

policy is to hedge up
to a maximum of 100

percent of the forecasted foreign currency denominated exposures,

depending on the length of the
forecasted exposures. Forecasted exposures greater

than
12

months are not hedged. Forward foreign exchange contracts
are the main instrument used to protect the Company against

the volatility of future cash flows (caused by changes in
exchange rates) of contracted and forecasted sales and

purchases denominated in foreign currencies. In addition, within its treasury operations, the Company primarily uses foreign

exchange swaps and forward foreign exchange contracts

to
manage the currency and timing mismatches arising in

its liquidity management activities.
Commodity risk
Various

commodity products are used in the Company’s

manufacturing activities. Consequently it is exposed

to
volatility in future cash flows arising from changes in commodity prices. To manage

the price risk of commodities, the
Company’s policies require

that its subsidiaries hedge the commodity price risk exposures from binding contracts, as
well as at least 50

percent (up to a maximum of
100

percent) of the forecasted commodity exposure over the next
12

months or longer (up to a maximum of
18

months). Primarily swap contracts are used to manage the

associated price
risks of commodities.

Interest rate risk
The Company has issued bonds at fixed rates. Interest

rate swaps are used to manage the interest rate risk
associated with certain debt and generally such swaps are

designated as fair value hedges. In addition, from time

to time,
the Company uses instruments such as interest rate swaps,

interest rate futures, bond futures or forward rate

agreements
to manage interest rate risk arising from the Company’s

balance sheet structure but does not designate such instruments as hedges.
Equity risk
The Company is exposed to fluctuations in the fair value of

its warrant appreciation rights (WARs)

issued
under its MIP (Management Incentive Plan) (see Note

18).

A WAR

gives its holder the right to receive cash equal

to the
market price of an equivalent listed warrant on the date of

exercise. To eliminate

such risk, the Company has purchased
cash‑settled call options,
indexed

to the shares

of the

Company,

which entitle the Company to receive amounts
equivalent to its obligations under the outstanding WARs.
Volume

of derivative activity
In general, while the Company’s

primary objective in its use of derivatives is to minimize exposures arising
from its business, certain derivatives are designated

and qualify for hedge accounting treatment while others either are
not designated or do not qualify for hedge accounting.
Foreign exchange and interest

rate derivatives
The gross notional amounts of outstanding foreign exchange

and interest rate derivatives (whether designated
as hedges or not) were as follows:
Type of derivative Total notional amounts at December 31,
($ in millions) 2020 2019 2018
Foreign exchange contracts

12,610 15,015 13,612
Embedded foreign exchange derivatives

1,134 924 733
Interest rate contracts

3,227 5,188 3,300
Derivative commodity contracts
The Company uses derivatives to hedge its direct or indirect exposure to the movement in the prices of
commodities which are primarily copper,

silver and aluminum. The following table shows the notional

amounts of
outstanding derivatives (whether designated as hedges

or not), on a net basis, to reflect the Company’s

requirements for
these commodities:
Total notional amounts at December 31,
Type of derivative Unit 2020 2019 2018
Copper swaps

metric tonnes 39,390 42,494 46,143
Silver swaps

ounces 1,966,677 2,508,770 2,861,294
Aluminum swaps

metric tonnes 8,112 8,388 9,491
Equity derivatives
At December 31, 2020, 2019 and 2018, the Company held 22

million,
40

million and
41

million cash‑settled
call options indexed to ABB Ltd shares (conversion ratio 5 :1) with a total fair value of $ 21 million, $
26

million and
$ 6

million, respectively.
Cash flow hedges
As noted above, the Company mainly uses forward foreign

exchange contracts

to manage the foreign exchange
risk of its operations, commodity swaps to manage its commodity risks and cash‑settled call options to hedge its WAR
liabilities. Where such instruments are designated and

qualify as cash flow hedges, the effective portion of

the changes
in their fair value is recorded in “Accumulated other

comprehensive loss” and subsequently reclassified into earnings in
the same line item and in the same period as the underlying

hedged transaction affects earnings. Any

ineffectiveness in
the hedge relationship, or hedge component excluded from

the assessment of effectiveness, is recognized in earnings
during the current period.
At December 31, 2020,

2019 and 2018, “Accumulated other comprehensive loss” included net unrealized
losses of $ 3

million, $
5

million and net unrealized gains of $
12

million, respectively,

net of tax, on derivatives
designated as cash flow hedges. Of the amount at December

31, 2020, net losses of $
1

million are expected to be
reclassified to earnings in 2021. At December 31, 20

20, the longest maturity of a derivative classified as a cash flow hedge was 49

months.
In 2020,

2019 and 2018, the amounts of gains or losses, net of tax,

reclassified into earnings due to the
discontinuance of cash flow hedge accounting and the amount

of ineffectiveness in cash flow hedge relationships
directly recognized in earnings were not significant.
The pre‑tax effects of derivative instruments,

designated and qualifying as cash flow hedges, on “Accumulated other comprehensive loss” and the Consolidated Income

Statements in 2020, 2019 and 2018, were not significant.
Fair value hedges
To reduce its interest

rate exposure arising primarily from its debt issuance activities,

the Company uses
interest rate swaps. Where such instruments are designated

as fair value hedges, the changes in the fair value of these instruments, as well as the changes in fair value of the

risk component of the underlying debt being hedged, are

recorded
as offsetting gains and losses in “Interest

and other finance expense”.
The effect of Interest rate contracts, designated

and qualifying as fair value hedges, on the Consolidated Income
Statements was as follows:
($ in millions)
2020 2019 2018
Gains (losses) recognized in Interest and other finance

expense:

- on derivatives designated as fair value hedges
11 38 (4)

- on hedged item
(11) (38) 5
Derivatives not designated in hedge relationships
Derivative instruments that are not designated as hedges

or do not qualify as either cash flow or fair value
hedges are economic hedges used for risk management

purposes. Gains and losses from changes in the fair values of such derivatives are recognized in the same line

in the income statement as the economically hedged transaction.
Furthermore, under certain circumstances, the Company is required to split and account separately for foreign
currency derivatives that are embedded within certain

binding sales or purchase contracts denominated in a currency other than the functional currency of the subsidiary

and the counterparty.
The gains (losses) recognized in the Consolidated Income

Statements on derivatives not designated in hedging
relationships were as follows:
($ in millions) Gains (losses) recognized in income
Type of derivative not designated as a hedge Location 2020 2019 2018
Foreign exchange contracts

Total revenues 94 (7) (121)
Total cost of sales — (64) 46
SG&A expenses
(1)
(11) 2 10
Non-order related research and

development (2) 1 (1)
Interest and other finance
expense 207 (122) 40
Embedded foreign exchange contracts

Total revenues (34) 17 58
Total cost of sales (1) (6) (4)
SG&A expenses
(1)
— — 2
Commodity contracts

Total cost of sales 56 12 (33)
Other Interest and other finance
expense 1 — 3
Total 310 (167) —
SG&A expenses

represent “Selling,

general and

administrative

expenses”.
The fair values of derivatives included in the Consolidated

Balance Sheets were as follows:
December 31, 2020
Derivative assets Derivative liabilities
Non-current Non-current
Current in in “Other Current in in “Other
“Other current non-current “Other current non-current
($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

1 2 4
Interest rate contracts

6 78
Cash-settled call options

10 11
Total 16 90 2 4
Derivatives not designated as hedging instruments:
Foreign exchange contracts

221 22 106 26
Commodity contracts

59 7
Interest rate contracts

2 2
Embedded foreign exchange derivatives

10 2 28 16
Total 292 24 143 42
Total

fair value
308 114 145 46
December 31, 2019
Derivative assets Derivative liabilities
Non-current Non-current
Current in in “Other Current in in “Other
“Other current non-current “Other current non-current
($ in millions) assets” assets” liabilities” liabilities”
Derivatives designated as hedging instruments:
Foreign exchange contracts

2 6
Interest rate contracts

72
Cash-settled call options

11 14
Total 11 86 2 6
Derivatives not designated as hedging instruments:
Foreign exchange contracts

85 14 127 14
Commodity contracts

17 2
Cash-settled call options

1
Embedded foreign exchange derivatives

7 3 12 3
Total 109 18 141 17
Total

fair value
120 104 143 23
Close‑out netting agreements provide for the termination,

valuation and net settlement of some or all
outstanding transactions between two counterparties on

the occurrence of one or more pre‑defined trigger events.
Although the Company is party to close‑out netting agreements with most derivative counterparties, the fair
values in the tables above and in the Consolidated Balance

Sheets at December 31, 2020 and 2019, have been presented
on a gross basis.
The Company’s netting

agreements and other similar arrangements allow net settlements under certain
conditions. At December 31, 2020 and 2019, information

related to these offsetting arrangements was as follows:
($ in millions) December 31, 2020
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 410 (106) 304
Total 410 (106) — — 304
($ in millions) December 31, 2020
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 147 (106) 41
Total 147 (106) — — 41
($ in millions) December 31, 2019
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net asset similar arrangement assets case of default received received exposure
Derivatives 214 (102) 112
Total 214 (102) — — 112
($ in millions) December 31, 2019
Gross amount of Derivative liabilities
Type of agreement or

recognized eligible for set-off in Cash collateral Non-cash collateral Net liability similar arrangement liabilities case of default pledged pledged exposure
Derivatives 151 (102) 49
Total 151 (102) — — 49